PENSION PLANS AND POSTRETIREMENT BENEFITS - Assumptions and sensitivity analysis (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset)
Expected employer contributions in 2022	$ 37.4
Benefit obligations
Percentage increase of discount rate (as a percent)	0.10%
Actuarial assumption discount rate
Current periodic costs
Assumed health care cost trend rate (as a percent)	7.30%
Assumed health care cost trend rate after ten years (as a percent)	5.30%
Actuarial assumption discount rate | Minimum
Current periodic costs
Assumed average retirement age	59 years
Actuarial assumption discount rate | Maximum
Current periodic costs
Assumed average retirement age	62 years
Plan assets
Disclosure of net defined benefit liability (asset)
Employer contributions	$ 39.0
Pension defined benefit plans
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption of 10 basis points in discount rate	$ 22.8
Pension defined benefit plans | Actuarial assumption discount rate
Benefit obligations
Discount rate, current year (as a percent)	3.00%	2.50%	3.10%
Rate of compensation increase, current year (as a percent)	3.00%	3.00%	3.00%
Current periodic costs
Discount rate, preceding year (as a percent)	2.50%	3.10%	3.90%
Rate of compensation increase, preceding year (as a percent)	3.00%	3.00%	3.00%
Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset)
Employer contributions	$ (37.4)	$ (26.8)
Postretirement defined benefit plans
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption of 10 basis points in discount rate	1.5
Postretirement defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset)
Employer contributions	$ (1.6)	$ (1.7)